                    METLIFE ACCESS VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2010
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for MetLife Access Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Harris Oakmark International
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Janus Forty Portfolio -- Class A
  American Funds Growth-Income Fund                Lazard Mid Cap Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Bond Debenture
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          Lord Abbett Growth and Income
  Dynamic Capital Appreciation Portfolio              Portfolio -- Class B
  Mid Cap Portfolio                                Lord Abbett Mid Cap Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class B
  TRUST -- CLASS 2                                 PIMCO Inflation Protected Bond
  Templeton Developing Markets Securities             Portfolio -- Class A
     Fund                                          PIMCO Total Return Portfolio -- Class B
  Templeton Foreign Securities Fund                Pioneer Fund Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Strategic Income Portfolio -- Class
  Global Technology Portfolio                         A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable                METROPOLITAN SERIES FUND, INC.
     Appreciation Portfolio -- Class I             BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class D
     All Cap                                       BlackRock Bond Income Portfolio -- Class A
  Value Portfolio -- Class I                       BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Money Market Portfolio -- Class A
     Value Portfolio -- Class I                    Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        FI Value Leaders Portfolio -- Class D
     Growth Portfolio -- Class I                   MetLife Stock Index Portfolio -- Class B
  Legg Mason Investment Counsel Variable           MFS(R) Total Return Portfolio -- Class F
     Social                                        MFS(R) Value Portfolio -- Class A
  Awareness Portfolio                              Oppenheimer Global Equity
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class B
  Legg Mason Western Asset Variable                T. Rowe Price Large Cap Growth
     Adjustable Rate                                  Portfolio -- Class B
  Income Portfolio                                 T. Rowe Price Small Cap Growth
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        Western Asset Management U.S. Government
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class A
     E
  Clarion Global Real Estate
     Portfolio -- Class A


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(1)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge.................................................    1.25%(2)
Administrative Expense Charge...................................................    0.15%
                                                                                    -----
  Total Annual Separate Account Charges.........................................    1.40%


---------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.87% for the Subaccount investing in the Lord Abbett Growth and Income
      Portfolio -- Class B; 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B; 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth
      Portfolio -- Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; and 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.73%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                  DISTRIBUTION                             TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                     AND/OR               ACQUIRED FUND    ANNUAL        WAIVER        ANNUAL
                                      MANAGEMENT     SERVICE      OTHER      FEES AND    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES    EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                       ----------  ------------  --------  -------------  ---------  ---------------  ----------
AMERICAN FUNDS INSURANCE SERIES(R)
  -- CLASS 2
  American Funds Global Growth
     Fund...........................     0.54%        0.25%       0.03%          --         0.82%           --          0.82%
  American Funds Growth Fund........     0.33%        0.25%       0.02%          --         0.60%           --          0.60%
  American Funds Growth-Income
     Fund...........................     0.28%        0.25%       0.01%          --         0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio...........     0.56%        0.25%       0.11%          --         0.92%           --          0.92%
  Dynamic Capital Appreciation
     Portfolio......................     0.56%        0.25%       0.38%          --         1.19%           --          1.19%
  Mid Cap Portfolio.................     0.56%        0.25%       0.12%          --         0.93%           --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST  -- CLASS
  2
  Templeton Developing Markets
     Securities Fund................     1.25%        0.25%       0.21%        0.02%        1.73%         0.01%         1.72%(1)
  Templeton Foreign Securities
     Fund...........................     0.64%        0.25%       0.15%        0.02%        1.06%         0.01%         1.05%(1)
JANUS ASPEN SERIES -- SERVICE SHARES
  Global Technology Portfolio.......     0.64%        0.25%       0.33%          --         1.22%           --          1.22%(2)
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I++.........     0.75%          --        0.06%          --         0.81%           --          0.81%(3)
  Legg Mason ClearBridge Variable
     Appreciation Portfolio
     -- Class I.....................     0.72%          --        0.05%          --         0.77%           --          0.77%(3)
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I..........     0.75%          --        0.05%          --         0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I++...................     0.75%          --        0.10%          --         0.85%           --          0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I.....................     0.65%          --        0.06%          --         0.71%           --          0.71%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I.....................     0.75%          --        0.17%          --         0.92%           --          0.92%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio++....................     0.70%          --        0.21%          --         0.91%           --          0.91%(3)
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Western Asset Variable
     Adjustable Rate Income
     Portfolio++....................     0.55%        0.25%       0.56%          --         1.36%         0.36%         1.00%(4)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A...........     0.60%          --        0.07%          --         0.67%           --          0.67%
  BlackRock Large Cap Core
     Portfolio  -- Class E..........     0.59%        0.15%       0.06%          --         0.80%           --          0.80%
  Clarion Global Real Estate
     Portfolio  -- Class A..........     0.64%          --        0.09%          --         0.73%           --          0.73%
  Harris Oakmark International
     Portfolio  -- Class A..........     0.79%          --        0.05%          --         0.84%           --          0.84%
  Janus Forty Portfolio  -- Class
     A..............................     0.64%          --        0.04%          --         0.68%           --          0.68%
  Lazard Mid Cap Portfolio  -- Class
     A..............................     0.70%          --        0.04%          --         0.74%           --          0.74%
  Lord Abbett Bond Debenture
     Portfolio  -- Class A..........     0.51%          --        0.04%          --         0.55%           --          0.55%
  Lord Abbett Growth and Income
     Portfolio -- Class B...........     0.53%        0.25%       0.03%          --         0.81%           --          0.81%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B..........     0.68%        0.25%       0.08%          --         1.01%           --          1.01%
  MFS(R) Emerging Markets Equity
     Portfolio  -- Class A++........     0.99%          --        0.18%          --         1.17%           --          1.17%
  MFS(R) Research International
     Portfolio  -- Class B+.........     0.71%        0.25%       0.10%          --         1.06%           --          1.06%
  Morgan Stanley Mid Cap Growth
     Portfolio  -- Class B++........     0.70%        0.25%       0.20%          --         1.15%           --          1.15%

                                                  DISTRIBUTION                             TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                     AND/OR               ACQUIRED FUND    ANNUAL        WAIVER        ANNUAL
                                      MANAGEMENT     SERVICE      OTHER      FEES AND    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES    EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                       ----------  ------------  --------  -------------  ---------  ---------------  ----------
  PIMCO Inflation Protected Bond
     Portfolio  -- Class A..........     0.48%          --        0.05%          --         0.53%           --          0.53%
  PIMCO Total Return
     Portfolio -- Class B...........     0.48%        0.25%       0.04%          --         0.77%           --          0.77%
  Pioneer Fund Portfolio  -- Class
     A..............................     0.66%          --        0.08%          --         0.74%           --          0.74%
  Pioneer Strategic Income
     Portfolio  -- Class A..........     0.60%          --        0.06%          --         0.66%           --          0.66%
  Third Avenue Small Cap Value
     Portfolio  -- Class B..........     0.74%        0.25%       0.04%          --         1.03%           --          1.03%
  Van Kampen Comstock Portfolio
     -- Class B.....................     0.61%        0.25%       0.03%          --         0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...........     0.73%        0.10%       0.06%          --         0.89%           --          0.89%
  BlackRock Bond Income
     Portfolio -- Class A...........     0.38%          --        0.05%          --         0.43%         0.03%         0.40%(5)
  BlackRock Diversified Portfolio
     -- Class A.....................     0.46%          --        0.06%          --         0.52%           --          0.52%
  BlackRock Legacy Large Cap Growth
     Portfolio  -- Class A..........     0.73%          --        0.10%          --         0.83%         0.01%         0.82%(6)
  BlackRock Money Market
     Portfolio -- Class A...........     0.32%          --        0.02%          --         0.34%         0.01%         0.33%(7)
  Davis Venture Value
     Portfolio -- Class A...........     0.71%          --        0.03%          --         0.74%         0.05%         0.69%(8)
  FI Value Leaders Portfolio
     -- Class D.....................     0.67%        0.10%       0.10%          --         0.87%           --          0.87%
  MetLife Stock Index
     Portfolio -- Class B...........     0.25%        0.25%       0.03%          --         0.53%         0.01%         0.52%(9)
  MFS(R) Total Return
     Portfolio -- Class F...........     0.54%        0.20%       0.06%          --         0.80%           --          0.80%
  MFS(R) Value Portfolio  -- Class
     A..............................     0.71%          --        0.03%          --         0.74%         0.08%         0.66%(10)
  Oppenheimer Global Equity
     Portfolio  -- Class B..........     0.53%        0.25%       0.11%          --         0.89%           --          0.89%
  T. Rowe Price Large Cap Growth
     Portfolio  -- Class B..........     0.60%        0.25%       0.07%          --         0.92%           --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio  -- Class B..........     0.51%        0.25%       0.11%          --         0.87%           --          0.87%
  Western Asset Management U.S.
     Government Portfolio  -- Class
     A..............................     0.48%          --        0.04%          --         0.52%         0.01%         0.51%(11)


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.
(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(2) Other Expenses include 0.04% of short sale dividend expenses attributable to the payment of dividends to the lender on borrowed securities.
(3)   Other Expenses have been restated to reflect current fees.
(4) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.

(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio                                                            Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
                                                                       Subadviser: Franklin Templeton
                                                                       Investment Management Limited

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Technology Portfolio        Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks to provide high current       Legg Mason Partners Fund
  Variable Adjustable Rate         income and to limit the degree      Advisor, LLC
  Income Portfolio                 of fluctuation of its net asset     Subadviser: Western Asset
                                   value resulting from movements      Management Company
                                   in interest rates.
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A++                                               Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B++                                               Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
PIMCO Inflation Protected Bond     Seeks to provide maximum real       MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with             Subadviser: Pacific Investment
                                   preservation of capital and         Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Morgan Stanley
                                                                       Investment Management Inc.*
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class B             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
* On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Van Kampen Comstock Portfolio.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds."

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

--------------------------------------------------------------------------------

Certain Underlying Funds were subject to a name change or liquidation. The chart below identifies the former name and new name of each of these Underlying Funds.

UNDERLYING FUND NAME CHANGES
The following Underlying Funds were renamed:

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive      Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
  Legg Mason Partners Variable Appreciation    Legg Mason ClearBridge Variable Appreciation
     Portfolio -- Class I                           Portfolio -- Class I

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
  Legg Mason Partners Variable Fundamental     Legg Mason ClearBridge Variable Fundamental
     Value Portfolio -- Class I                     Value Portfolio -- Class I
  Legg Mason Partners Variable Investors       Legg Mason ClearBridge Variable Investors
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Large Cap       Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
  Legg Mason Partners Variable Small Cap       Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
  Legg Mason Partners Variable Social          Legg Mason Investment Counsel Variable Social
     Awareness Portfolio                            Awareness
  Legg Mason ClearBridge Variable Fundamental  Legg Mason ClearBridge Variable Fundamental
     Value Portfolio -- Class I                     All Cap Value Portfolio -- Class I
  Legg Mason ClearBridge Variable Investors    Legg Mason ClearBridge Variable Large Cap
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST      LEGG MASON PARTNERS INCOME EQUITY TRUST
  Legg Mason Partners Variable Adjustable      Legg Mason Western Asset Variable Adjustable
     Rate Income Portfolio                          Rate Income Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Van Kampen Mid Cap Growth                    Morgan Stanley Mid Cap Growth
     Portfolio -- Class B                           Portfolio -- Class B


UNDERLYING FUND LIQUIDATION
The following Underlying Fund was liquidated:

JANUS ASPEN SERIES
  Global Life Sciences -- Service Shares


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

PREMIUM TAX

We have modified the paragraph in this subsection to read as follows:

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

We have modified the second paragraph in this subsection to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Global Technology Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R)

Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have modified the last paragraph in this subsection to read as follows:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS

We have modified the paragraph in this subsection to read as follows:

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

                 METLIFE ACCESS SELECT VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2010
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for MetLife Access Select Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Growth and Income
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                          MFS(R) Research International
  Mid Cap Portfolio                                   Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Global Technology Portfolio                      Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY                Van Kampen Comstock Portfolio -- Class B
  TRUST -- CLASS I                               METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Aggressive       BlackRock Aggressive Growth
     Growth Portfolio                                 Portfolio -- Class D
  Legg Mason ClearBridge Variable                  BlackRock Bond Income Portfolio -- Class A
     Appreciation Portfolio                        BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class A
     All Cap Value                                 BlackRock Money Market Portfolio -- Class A
  Portfolio                                        Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        FI Value Leaders Portfolio -- Class D
     Growth Portfolio                              Jennison Growth Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap        MetLife Stock Index Portfolio -- Class B
     Value Portfolio                               MFS(R) Total Return Portfolio -- Class F
MET INVESTORS SERIES TRUST                         Oppenheimer Global Equity
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  Clarion Global Real Estate                       T. Rowe Price Large Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Harris Oakmark International                     T. Rowe Price Small Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Janus Forty Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A
  Lord Abbett Bond Debenture
     Portfolio -- Class A


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(1)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge.................................................    1.25%(2)
Administrative Expense Charge...................................................    0.15%
                                                                                    -----
  Total Annual Separate Account Charges.........................................    1.40%


---------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentage for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth
      Portfolio -- Class B; and 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.22%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                  DISTRIBUTION                             TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                     AND/OR               ACQUIRED FUND    ANNUAL        WAIVER        ANNUAL
                                      MANAGEMENT     SERVICE      OTHER      FEES AND    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES    EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                       ----------  ------------  --------  -------------  ---------  ---------------  ----------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio...........     0.56%        0.25%       0.11%         --          0.92%           --          0.92%
  Mid Cap Portfolio.................     0.56%        0.25%       0.12%         --          0.93%           --          0.93%
JANUS ASPEN SERIES -- SERVICE SHARES
  Global Technology Portfolio.......     0.64%        0.25%       0.33%         --          1.22%           --          1.22%(1)
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio++..     0.75%          --        0.06%         --          0.81%           --          0.81%(2)
  Legg Mason ClearBridge Variable
     Appreciation Portfolio.........     0.72%          --        0.05%         --          0.77%           --          0.77%(2)
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio......................     0.75%          --        0.05%         --          0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio++...     0.75%          --        0.10%         --          0.85%           --          0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio......     0.65%          --        0.06%         --          0.71%           --          0.71%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Western Asset Variable
     Diversified Strategic Income
     Portfolio++....................     0.65%          --        0.30%         --          0.95%           --          0.95%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A...........     0.60%          --        0.07%         --          0.67%           --          0.67%
  Clarion Global Real Estate
     Portfolio  -- Class A..........     0.64%          --        0.09%         --          0.73%           --          0.73%
  Harris Oakmark International
     Portfolio  -- Class A..........     0.79%          --        0.05%         --          0.84%           --          0.84%
  Janus Forty Portfolio  -- Class
     A..............................     0.64%          --        0.04%         --          0.68%           --          0.68%
  Lazard Mid Cap Portfolio  -- Class
     A..............................     0.70%          --        0.04%         --          0.74%           --          0.74%
  Lord Abbett Bond Debenture
     Portfolio  -- Class A..........     0.51%          --        0.04%         --          0.55%           --          0.55%
  Lord Abbett Growth and Income
     Portfolio -- Class B...........     0.53%        0.25%       0.03%         --          0.81%           --          0.81%
  MFS(R) Emerging Markets Equity
     Portfolio  -- Class A++........     0.99%          --        0.18%         --          1.17%           --          1.17%
  MFS(R) Research International
     Portfolio  -- Class B..........     0.71%        0.25%       0.10%         --          1.06%           --          1.06%
  Morgan Stanley Mid Cap Growth
     Portfolio  -- Class B++........     0.70%        0.25%       0.20%         --          1.15%           --          1.15%
  PIMCO Total Return
     Portfolio -- Class B...........     0.48%        0.25%       0.04%         --          0.77%           --          0.77%
  Pioneer Fund Portfolio  -- Class
     A..............................     0.66%          --        0.08%         --          0.74%           --          0.74%
  Van Kampen Comstock Portfolio
     -- Class B.....................     0.61%        0.25%       0.03%         --          0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...........     0.73%        0.10%       0.06%         --          0.89%           --          0.89%
  BlackRock Bond Income
     Portfolio -- Class A...........     0.38%          --        0.05%         --          0.43%         0.03%         0.40%(3)
  BlackRock Legacy Large Cap Growth
     Portfolio  -- Class A..........     0.73%          --        0.10%         --          0.83%         0.01%         0.82%(4)
  BlackRock Money Market
     Portfolio -- Class A...........     0.32%          --        0.02%         --          0.34%         0.01%         0.33%(5)
  Davis Venture Value
     Portfolio -- Class A...........     0.71%          --        0.03%         --          0.74%         0.05%         0.69%(6)
  FI Value Leaders Portfolio
     -- Class D.....................     0.67%        0.10%       0.10%         --          0.87%           --          0.87%
  Jennison Growth Portfolio
     -- Class B.....................     0.62%        0.25%       0.04%         --          0.91%         0.04%         0.87%(7)
  MetLife Stock Index
     Portfolio -- Class B...........     0.25%        0.25%       0.03%         --          0.53%         0.01%         0.52%(8)
  MFS(R) Total Return
     Portfolio -- Class F...........     0.54%        0.20%       0.06%         --          0.80%           --          0.80%
  Oppenheimer Global Equity
     Portfolio  -- Class B..........     0.53%        0.25%       0.11%         --          0.89%           --          0.89%

                                                  DISTRIBUTION                             TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                     AND/OR               ACQUIRED FUND    ANNUAL        WAIVER        ANNUAL
                                      MANAGEMENT     SERVICE      OTHER      FEES AND    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES    EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                       ----------  ------------  --------  -------------  ---------  ---------------  ----------
  T. Rowe Price Large Cap Growth
     Portfolio  -- Class B..........     0.60%        0.25%       0.07%         --          0.92%           --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio  -- Class B..........     0.51%        0.25%       0.11%         --          0.87%           --          0.87%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.
(1) Other Expenses include 0.04% of short sale dividend expenses attributable to the payment of dividends to the lender on borrowed securities.
(2)   Other Expenses have been restated to reflect current fees.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------   ----------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
                                                                      Subadviser: FMR Co., Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------   ----------------------------------
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Technology Portfolio        Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable    Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio                                         LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio           capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value        Current income is a secondary      LLC
  Portfolio                        consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio       capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio        capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks high current income.         Legg Mason Partners Fund Advisor,
  Variable Diversified Strategic                                      LLC
  Income Portfolio++                                                  Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,    MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income             Subadviser: BlackRock Financial
                                   generation and prudent             Management, Inc.
                                   investment management.
Clarion Global Real Estate         Seeks total return through         MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate          Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Harris Oakmark International       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap                     Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lord Abbett Bond Debenture         Seeks high current income and      MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital        Subadviser: Lord, Abbett & Co. LLC
                                   appreciation to produce a high
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without         Subadviser: Lord, Abbett & Co. LLC
                                   excessive fluctuation in market
                                   value.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class A++                                              Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------   ----------------------------------
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B++                                              Subadviser: Morgan Stanley
                                                                      Investment Management Inc.
PIMCO Total Return                 Seeks maximum total return,        MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent             Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and        MetLife Advisers, LLC
  A                                capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Van Kampen Comstock                Seeks capital growth and income.   MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Morgan Stanley
                                                                      Investment Management Inc.*
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Legacy Large Cap         Seeks long-term growth of          MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Jennison Associates
                                                                      LLC
MetLife Stock Index                Seeks to equal the performance     MetLife Advisers, LLC
  Portfolio -- Class B             of the Standard & Poor's 500(R)    Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,          Subadviser: T. Rowe Price
                                   dividend income.                   Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
* On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Van Kampen Comstock Portfolio.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds."

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

--------------------------------------------------------------------------------

Certain Underlying Funds were subject to a name change or liquidation. The chart below identifies the former name and new name of each of these Underlying Funds.

UNDERLYING FUND NAME CHANGES
The following Underlying Funds were renamed:

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive        Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
  Legg Mason Partners Variable Appreciation      Legg Mason ClearBridge Variable
     Portfolio -- Class I                           Appreciation Portfolio -- Class I
  Legg Mason Partners Variable Fundamental       Legg Mason ClearBridge Variable
     Value Portfolio -- Class I                     Fundamental Value Portfolio -- Class I
  Legg Mason Partners Variable Investors         Legg Mason ClearBridge Variable Investors
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Large Cap         Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
  Legg Mason ClearBridge Variable Fundamental    Legg Mason ClearBridge Variable
     Value Portfolio -- Class I                     Fundamental All Cap Value
                                                    Portfolio -- Class I
  Legg Mason ClearBridge Variable Investors      Legg Mason ClearBridge Variable Large Cap
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST      LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Diversified       Legg Mason Western Asset Variable
     Strategic Income Portfolio                     Diversified Strategic Income Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Van Kampen Mid Cap Growth                      Morgan Stanley Mid Cap Growth
     Portfolio -- Class B                           Portfolio -- Class B


UNDERLYING FUND LIQUIDATION
The following Underlying Fund was liquidated:

JANUS ASPEN SERIES
  Global Life Sciences Portfolio -- Service
     Shares


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

PREMIUM TAX

We have modified the paragraph in this subsection to read as follows:

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

We have modified the second paragraph in this subsection to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Janus Aspen Global Technology Portfolio, Legg Mason Western Asset Variable Diversified Strategic Income Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have modified the last paragraph in this subsection to read as follows:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS

We have modified the paragraph in this subsection to read as follows:

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.